Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of fair values determined by level 3 inputs

At June 30 , 2022
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ -	$ -	$ -	$ -

At June 30, 2021
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 1,842,000	$ -	$ -	$ 1,842,000